Income Tax - Reconciliation of Beginning and Ending Amounts of Uncertain Tax Position (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Change In Tax Positions [Abstract]
Beginning balance	$ 674	$ 706	$ 828
Additions based on tax positions related to the current year	0
Decrease due to lapses in statute of limitations	(215)		(175)
Exchange difference	(8)	(32)	53
Ending balance	$ 451	$ 674	$ 706